Other Interests in Consolidated Subsidiaries and Non-Controlling Interest (Tables)	12 Months Ended
Dec. 31, 2012
Changes in Company's Other Interests in Consolidated Subsidiaries

The following table reflects the change in the Company’s other interests in consolidated subsidiaries for the years ended December 31, 2012 and 2011:

	December 31
	2012	2011
Other interests in consolidated subsidiaries, beginning of year	$32,434	$42,461
Net loss attributable to other interests in consolidated subsidiaries	(622)	(2,453)
Contributions / (distributions) from other interests in consolidated subsidiaries	633	(7,574)

Other interests in consolidated subsidiaries, end of year	$32,445	$32,434